DEBT, Convertible Debt (Details) - USD ($) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
		Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Debt [Abstract]
Unamortized discount		$ (50,700)
Debt component - net carrying value		561,124		$ 1,448,624
Amortization of debt discount		5,890	$ 1,563	6,337	$ 1,701
Convertible Debt | 4.5% Convertible Senior Notes due 2023
Debt [Abstract]
Equity component - net carrying value (1)				36,778
Face amount due at maturity		143,800		143,750
Unamortized discount				(30,806)
Debt component - net carrying value	[1],[2]	$ 0		$ 112,944
Interest rate		11.00%		11.00%
Contractual coupon interest		$ 0	715	$ 6,475	1,851
Amortization of debt discount		0	648	5,547	1,454
Total interest expense		$ 0	$ 1,363	12,022	$ 3,305
Convertible Debt | 4.5% Convertible Senior Notes due 2023 | Debt Issuance Cost
Debt [Abstract]
Equity component - net carrying value (1)				$ 1,000

[1]	The carrying value is net of unamortized discount of $30.8 million as of March 31, 2019 (Predecessor).
[2]	These debt instruments were settled in accordance with the Plan. See Note 8 for further details.